Annual Total Returns[BarChart] - Direxion Daily Gold Miners Index Bear 2X Shares - Direxion Daily Gold Miners Index Bear 2X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.43%	(26.62%)	181.35%	(43.98%)	(33.50%)	(94.12%)	(50.92%)	(2.93%)	(75.11%)	(85.73%)